Fair Value of Financial Instruments and Fair Value Measurements, Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities Available for Sale	$ 274,594,586	$ 263,257,890
Available-for-Sale Securities [Member]
Fair Value Measured Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Balance, Beginning	941,265	1,138,238	1,122,427
Transfers into Level 3	0	0	788,933
Transfers out of Level 3	0	(41,908)	0
Securities Purchased During the Year	0	0	0
Securities Called During the Year	0	0	(1,000,000)
Loss on OTTI Impairment Included in Noninterest Income	0	(366,623)	(59,568)
Unrealized Gains Included in Other Comprehensive Income	7,125	211,558	78,201
Balance, Ending	948,390	941,265	1,138,238
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	271,063,669	259,348,058
State, County & Municipal	3,530,917	3,909,832
Securities Available for Sale	274,594,586	263,257,890
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	0	0
Securities Available for Sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	271,063,669	259,348,058
State, County & Municipal	2,582,527	2,968,567
Securities Available for Sale	273,646,196	262,316,625
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	948,390	941,265
Securities Available for Sale	948,390	941,265
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	7,778,279	11,675,691
Other Real Estate	6,128,365	7,019,799
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	7,778,279	11,675,691
Other Real Estate	$ 6,128,365	$ 7,019,799